Basic and diluted (loss) income per share (Tables)	12 Months Ended
Dec. 31, 2021
The basic (loss) income per share coincides with the diluted (loss) income per share, inasmuch as the Company has issued neither preferred shares nor Corporate Notes convertible into common shares.

The basic (loss) income per share coincides with the diluted (loss) income per share, inasmuch as the Company has issued neither preferred shares nor Corporate Notes convertible into common shares.

	12.31.21	12.31.20	12.31.19
(Loss) Income for the year attributable to the owners of the Company	(21,344)	(26,704)	24,913
Weighted average number of common shares outstanding	875	875	875
Basic and diluted (loss) income per share – in pesos	(24.39)	(30.52)	28.47